Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net loss	$ (54,648)	$ (32,716)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,066	1,937
Stock-based compensation	2,316	635
Non-cash operating lease expense	1,231	992
Amortization of premium on marketable securities, net	105	1
Change in fair value of warrant liabilities	(71)	0
Transaction costs allocated to warrants in connection with Business Combination	409	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(2,296)	(732)
Other assets	(510)	10
Accounts payable	857	537
Accrued and other liabilities	3,789	1,903
Operating lease liabilities	(2,061)	(1,666)
Net cash used in operating activities	(48,813)	(29,099)
Investing activities:
Purchases of property and equipment	(1,269)	(874)
Purchases of marketable securities	(91,739)	(14,201)
Proceeds from sales of marketable securities	1,100	0
Proceeds from maturities of marketable securities	14,200	0
Net cash used in investing activities	(77,708)	(15,075)
Financing activities:
Proceeds from issuance of common stock upon Business Combination and PIPE Financing, net of transaction costs	124,220	0
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs	0	49,886
Proceeds from exercise of stock options	411	167
Repurchase of early exercised stock options	(1)	(1)
Net cash provided by financing activities	124,630	50,052
Net (decrease) increase in cash, cash equivalents and restricted cash	(1,891)	5,878
Cash, cash equivalents and restricted cash at beginning of year	35,387	29,509
Cash, cash equivalents and restricted cash at end of year	33,496	35,387
Supplemental disclosure of noncash investing and financing activities:
Conversion of redeemable convertible preferred stock into common stock	133,097	0
Assumption of warrant liabilities in Business Combination	8,372	0
Transaction costs in Business Combination included in accounts payable and accrued liabilities	1,792	0
Purchases of property and equipment included in accounts payable	22	267
Vesting of early exercises of stock options	207	85
Reclassification to liability for early exercised stock options	225	150
Increase in right-of-use assets and lease liabilities due to lease extension	257
Right-of-use asset obtained in exchange for operating lease liabilities		563
Reconciliation Of Cash Cash Equivalents And Restricted Cash To Consolidated Balance Sheets Abstract
Cash and cash equivalents	33,091	34,982
Restricted cash	405	405
Cash, cash equivalents and restricted cash	$ 33,496	$ 35,387